Taxation (Reconciliation of Changes in Unrecongnixed Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxation Abstract
Balance	$ 19.5	$ 27.1	$ 39.0
Additions for tax positions related to the current year	0	0	0
Additions for tax positions related to prior years	4.3	1.4	1.8
Other reductions for tax positions related to prior years	(1.2)	(5.2)	(0.5)
Reductions for statute closings	0	(3.8)	(13.2)
Balance	$ 22.6	$ 19.5	$ 27.1